LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 2, 2022

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, TrueShares Technology, AI & Deep Learning ETF, TrueShares ESG Active Opportunities ETF, TrueShares Low Volatility Equity Income ETF, TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, TrueShares Structured Outcome (December) ETF, and RiverNorth Patriot ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 192 to the Trust’s Registration Statement on Form N‑1A on April 29, 2022.
If you have any questions or require further information, please contact Kent Barnes at (414) 550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent P. Barnes
Secretary